As filed with the Securities and Exchange Commission on November 23, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
 (Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
 (Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
 (Name and address of agent for service)

1-800-799-2113
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

OLSTEIN ALL CAP VALUE FUND
Schedule of Investments as of September 30, 2016 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Aerospace & Defense - 1.3%
United Technologies Corporation	85,000	$8,636,000

Air Delivery & Freight Services - 1.4%
FedEx Corp.	14,000	2,445,520
United Parcel Service, Inc. - Class B	60,000	6,561,600
		9,007,120
Airlines - 4.5%
Delta Air Lines, Inc.	272,000	10,705,920
JetBlue Airways Corporation (a)	527,000	9,085,480
Spirit Airlines, Inc. (a)	232,000	9,866,960
		29,658,360
Auto Components - 1.3%
Delphi Automotive PLC (b)	117,000	8,344,440

Auto Manufacturers - 2.2%
General Motors Company	310,000	9,848,700
Oshkosh Corporation	83,500	4,676,000
		14,524,700
Beverages - 0.6%
PepsiCo, Inc.	38,000	4,133,260

Biotechnology - 0.8%
Charles River Laboratories International, Inc. (a)	64,000	5,333,760

Capital Markets - 3.3%
Janus Capital Group Inc.	632,000	8,854,320
Legg Mason, Inc.	374,000	12,521,520
		21,375,840
Chemicals - 1.1%
CF Industries Holdings, Inc.	153,000	3,725,550
Sensient Technologies Corporation	43,900	3,327,620
		7,053,170
Commercial Banks - 6.4%
The Bank of New York Mellon Corporation	209,000	8,334,920
BB&T Corporation	182,000	6,865,040
Citizens Financial Group Inc.	407,600	10,071,796
Fifth Third Bancorp	390,899	7,997,794
U.S. Bancorp	207,500	8,899,675
		42,169,225
Communications Equipment - 1.3%
Cisco Systems, Inc.	275,605	8,742,191

Computers & Peripherals - 0.9%
Apple Inc.	53,000	5,991,650

Consumer Finance - 3.1%
American Express Company	125,000	8,005,000
MasterCard, Inc. - Class A	54,000	5,495,580
Visa Inc. - Class A	82,000	6,781,400
		20,281,980

Containers & Packaging - 3.0%
Owens-Illinois, Inc. (a)	533,650	9,813,823
Packaging Corporation of America	40,400	3,282,904
WestRock Company	135,350	6,561,768
		19,658,495
Diversified Financial Services - 3.2%
Franklin Resources, Inc.	225,000	8,003,250
Invesco Ltd. (b)	403,432	12,615,319
		20,618,569
E-Commerce - 1.4%
eBay Inc. (a)	287,000	9,442,300

Electronic Equipment & Instruments - 1.6%
Keysight Technologies, Inc. (a)	325,400	10,311,926

Energy Equipment & Services - 0.3%
Baker Hughes Incorporated	41,000	2,069,270

Food & Drug Retailers - 1.5%
CVS Health Corporation	108,000	9,610,920

Health Care Equipment & Supplies - 8.0%
Becton, Dickinson and Company	36,100	6,488,253
Danaher Corporation	47,000	3,684,330
Express Scripts Holding Company (a)	142,000	10,015,260
Hologic, Inc. (a)	187,000	7,261,210
Intuitive Surgical, Inc. (a)	7,000	5,073,810
Medtronic, PLC (b)	48,432	4,184,525
Stryker Corporation	32,000	3,725,120
VWR Corporation (a)	115,000	3,261,400
Zimmer Holdings, Inc. (a)	66,000	8,581,320
		52,275,228
Health Care Products - 0.5%
Johnson & Johnson	30,000	3,543,900

Health Care Providers & Services - 3.0%
Patterson Companies Inc.	188,000	8,636,720
UnitedHealth Group Incorporated	49,000	6,860,000
Universal Health Services, Inc. - Class B	34,000	4,189,480
		19,686,200
Hotels & Leisure - 0.7%
SeaWorld Entertainment Inc.	325,200	4,383,696

Household Durables - 2.2%
Harman International Industries, Incorporated	130,000	10,978,500
Snap-on Incorporated	22,000	3,343,120
		14,321,620
Household Products - 0.5%
The Procter & Gamble Company	36,000	3,231,000

Industrial Conglomerates - 0.9%
General Electric Company	204,600	6,060,252

Industrial Equipment Wholesale - 1.2%
WESCO International, Inc. (a)	130,750	8,039,818

Insurance - 2.7%
Aon PLC (b)	75,000	8,436,750
Marsh & McLennan Companies, Inc.	72,000	4,842,000
The Travelers Companies, Inc.	41,000	4,696,550
		17,975,300
Leisure Products - 0.6%
Vista Outdoor Inc. (a)	92,000	3,667,120

Machinery - 3.2%
Caterpillar Inc.	47,000	4,172,190
Ingersoll-Rand PLC (b)	71,000	4,823,740
Regal Beloit Corporation	137,950	8,206,645
Xylem Inc.	69,000	3,619,050
		20,821,625
Media - 7.2%
Comcast Corporation - Class A	76,000	5,041,840
Discovery Communications, Inc. - Class C (a)	386,040	10,156,712
Scripps Networks Interactive Inc. - Class A	116,000	7,364,840
Twenty-First Century Fox, Inc. - Class B	341,000	8,436,340
Viacom Inc. - Class B	194,000	7,391,400
The Walt Disney Company	92,000	8,543,120
		46,934,252
Multiline Retail - 4.1%
Dillard’s, Inc. - Class A	140,700	8,865,507
Kohl’s Corporation	210,000	9,187,500
Macy’s, Inc.	229,000	8,484,450
		26,537,457
Office Electronics - 1.8%
Zebra Technologies Corporation - Class A (a)	166,000	11,555,260

Pharmaceuticals - 0.5%
Zoetis Inc.	66,000	3,432,660

Restaurants - 0.7%
The Wendy’s Company	445,000	4,806,000

Semiconductor & Semiconductor Equipment - 1.8%
Intel Corporation	158,800	5,994,700
IPG Photonics Corporation (a)	63,000	5,188,050
Vishay Intertechnology, Inc.	60,000	845,400
		12,028,150
Software - 3.2%
Microsoft Corporation	177,000	10,195,200
Oracle Corporation	272,000	10,684,160
		20,879,360
Specialty Retail - 5.5%
Bed Bath & Beyond Inc.	236,350	10,189,048
Big Lots, Inc.	78,000	3,724,500
DSW Inc. - Class A	338,350	6,929,408
Lowe’s Companies, Inc.	65,000	4,693,650
Vitamin Shoppe, Inc. (a)	380,000	10,203,000
		35,739,606
Telecommunications - 2.3%
AT&T Inc.	137,000	5,563,570
Corning Incorporated	208,100	4,921,565
Verizon Communications, Inc.	84,000	4,366,320
		14,851,455

Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	94,000	3,436,640
Michael Kors Holdings Limited (a)(b)	136,000	6,363,440
		9,800,080
Transportation Equipment - 1.4%
The Greenbrier Companies, Inc.	262,300	9,259,190

Waste Management - 1.1%
Stericycle, Inc. (a)	86,000	6,892,040

TOTAL COMMON STOCKS (Cost $586,166,022)		613,684,445

SHORT-TERM INVESTMENT - 6.3%
Money Market Mutual Fund - 6.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.29% (c)	41,059,757	41,059,757

TOTAL SHORT-TERM INVESTMENT (Cost $41,059,757)		41,059,757

TOTAL INVESTMENTS - 100.1%
(Cost $627,225,779)		654,744,202
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(497,388)
TOTAL NET ASSETS - 100.0%		$654,246,814

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$627,225,779
Gross unrealized appreciation	$70,431,727
Gross unrealized depreciation	(42,913,304)
Net unrealized appreciation	$27,518,423

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

OLSTEIN STRATEGIC OPPORTUNITIES FUND
Schedule of Investments as of September 30, 2016 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Aerospace & Defense - 1.5%
Astronics Corporation (a)	49,200	$2,216,460

Airlines - 3.9%
Spirit Airlines, Inc. (a)	133,200	5,664,996

Auto Components - 1.6%
Miller Industries, Inc.	100,000	2,279,000

Auto Manufacturers - 1.5%
Oshkosh Corporation	38,700	2,167,200

Biotechnology - 1.2%
Charles River Laboratories International, Inc. (a)	20,400	1,700,136

Capital Markets - 7.4%
Janus Capital Group Inc.	333,000	4,665,330
Legg Mason, Inc.	183,000	6,126,840
		10,792,170
Chemicals - 0.8%
Sensient Technologies Corporation	14,800	1,121,840

Commercial Banks - 4.7%
Citizens Financial Group Inc.	185,700	4,588,647
TowneBank	96,000	2,306,880
		6,895,527
Communications Equipment - 1.8%
Harmonic Inc. (a)	433,000	2,567,690

Containers & Packaging - 5.7%
Owens-Illinois, Inc. (a)	273,625	5,031,964
WestRock Company	68,050	3,299,064
		8,331,028
Electronic Equipment & Instruments - 5.3%
Keysight Technologies, Inc. (a)	165,400	5,241,526
Novanta, Inc. (a)(b)	140,100	2,430,735
		7,672,261
Environmental Control - 3.0%
CECO Environmental Corp.	392,000	4,421,760

Food Products - 1.1%
John B. Sanfilippo & Son, Inc.	32,500	1,668,225

Health Care Equipment & Supplies - 3.4%
Cynosure Inc. - Class A (a)	28,650	1,459,431
Natus Medical Incorporated (a)	53,500	2,102,015
VWR Corporation (a)	51,000	1,446,360
		5,007,806
Health Care Providers & Services - 2.6%
Patterson Companies Inc.	82,300	3,780,862

Hotels & Leisure - 2.0%
SeaWorld Entertainment Inc.	210,000	2,830,800

Household Durables - 5.7%
Harman International Industries, Incorporated	65,500	5,531,475
Lifetime Brands, Inc.	203,698	2,741,775
		8,273,250
Industrial Equipment Wholesale - 3.2%
WESCO International, Inc. (a)	76,300	4,691,687

Internet & Catalog Retail - 1.6%
FTD Companies, Inc. (a)	115,500	2,375,835

Leisure Products - 1.1%
Vista Outdoor Inc. (a)	39,500	1,574,470

Machinery - 3.9%
Federal Signal Corporation	108,600	1,440,036
Regal Beloit Corporation	72,100	4,289,229
		5,729,265
Multiline Retail - 3.2%
Dillard’s, Inc. - Class A	74,600	4,700,546

Office Electronics - 4.1%
Zebra Technologies Corporation - Class A (a)	85,900	5,979,499

Restaurants - 5.6%
Potbelly Corporation (a)	359,000	4,462,370
The Wendy’s Company	342,000	3,693,600
		8,155,970
Semiconductor & Semiconductor Equipment - 4.7%
IPG Photonics Corporation (a)	29,000	2,388,150
Tessera Technologies Inc.	38,450	1,478,018
Vishay Intertechnology, Inc.	193,900	2,732,051
		6,598,219
Specialty Retail - 11.1%
Bed Bath & Beyond Inc.	99,800	4,302,378
Big Lots, Inc.	40,600	1,938,650
DSW Inc. - Class A	150,450	3,081,216
Hibbett Sports Inc. (a)	35,500	1,416,450
Vitamin Shoppe, Inc. (a)	199,000	5,343,150
		16,081,844
Transportation Equipment - 4.6%
The Greenbrier Companies, Inc.	152,700	5,390,310
Wabash National Corporation (a)	87,600	1,247,424
		6,637,734
TOTAL COMMON STOCKS (Cost $150,208,237)		139,916,080

SHORT-TERM INVESTMENT - 3.9%
Money Market Mutual Fund - 3.9%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.29% (c)	5,621,493	5,621,493

TOTAL SHORT-TERM INVESTMENT (Cost $5,621,493)		5,621,493

TOTAL INVESTMENTS - 100.2%
(Cost $155,829,730)		145,537,573
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(337,920)
TOTAL NET ASSETS - 100.0%		$145,199,653

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

	Cost of investments	$155,829,730
	Gross unrealized appreciation	$9,041,521
	Gross unrealized depreciation	(19,333,678)
	Net unrealized depreciation	($10,292,157)

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair Value Measurement Summary at September 30, 2016 (Unaudited)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$177,257,932	$-	$-	$177,257,932
Financials	115,639,513	-	-	115,639,513
Industrials	103,895,805	-	-	103,895,805
Information Technology	90,295,992	-	-	90,295,992
Health Care	80,839,088	-	-	80,839,088
Materials	26,711,665	-	-	26,711,665
Consumer Staples	16,975,180	-	-	16,975,180
Energy	2,069,270	-	-	2,069,270
Total Equity	613,684,445	-	-	613,684,445
Short-Term Investment	41,059,757	-	-	41,059,757
Total Investments in Securities	$654,744,202	$-	$-	$654,744,202

Strategic Opportunities Fund
Equity
Consumer Discretionary	$47,939,940	$-	$-	$47,939,940
Industrials	34,261,153	-	-	34,261,153
Information Technology	20,085,618	-	-	20,085,618
Financials	17,687,697	-	-	17,687,697
Health Care	10,488,804	-	-	10,488,804
Materials	9,452,868	-	-	9,452,868
Total Equity	139,916,080	-	-	139,916,080
Short-Term Investment	5,621,493	-	-	5,621,493
Total Investments in Securities	$145,537,573	$-	$-	$145,537,573

There were no transfers between levels during the reporting period, as compared to their classification from the most recent annual report.  It is the Funds’ policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.
(a)	The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Olstein Funds

By                         /s/ Robert A. Olstein
Robert A. Olstein, President

Date           11/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                         /s/ Robert A. Olstein
Robert A. Olstein, President

Date           11/22/2016

By                         /s/ Michael Luper
Michael Luper, Treasurer

Date           11/22/2016